Unaudited Interim Condensed Balance Sheets (Parentheticals)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 SFr / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 SFr / shares
Statement of Financial Position [Abstract]
Accounts payable, including related party (in Dollars) | $	$ 660		$ 53,365
Other accrued liabilities, including related party (in Dollars) | $	$ 19,325		$ 4,107
Common shares, par value (in Francs per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02
Common shares, authorized	35,671,780		35,671,780
Common shares, issued	35,671,780		32,428,893
Common shares, outstanding	35,671,780		32,428,893
Common shares, par value (in Dollars per share) | (per share)	$ 0.02	SFr 0.02	$ 0.02	SFr 0.02